Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other (Detail) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Collateral and contractual commitments [abstract]
Collateral given for own liabilities	$ 292	$ 240
Contractual commitments to purchase property, plant and equipment	171	257
Other contractual commitments	1,687	58
Other commitments	$ 1,816	$ 1,684